Contributions (Details) - EBP 011 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Contribution [Line Items]
Maximum contribution percentage	80.00%
Employer matching percentage	37.50%
Employer matching, investment threshold percentage	12.00%
Employer contributions	$ 521,837	$ 540,744